Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue [Roll Forward]
Beginning Balance	$ 12,109	$ 9,888
Additions to deferred revenue	21,650	23,618
Revenue recognized during the year	(25,729)	(21,397)
Ending Balance	$ 8,030	$ 12,109